Transactions with Related Parties	6 Months Ended
Jun. 30, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties

2.Transactions with Related Parties

The following amounts were charged by related parties for services rendered:

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Tsakos Shipping and Trading S.A. (commissions)	1,621	1,486	3,350	2,997
Tsakos Energy Management Limited (management fees)	4,826	4,080	9,462	8,109
Tsakos Columbia Shipmanagement S.A.	538	498	999	969
Argosy Insurance Company Limited	2,591	2,119	4,969	4,401
AirMania Travel S.A.	1,487	1,313	2,710	2,305

Total expenses with related parties	11,063	9,496	21,490	18,781

Balances due from and due to related parties are as follows:

	June 30, 2017	December 31, 2016
Due from related parties
Tsakos Columbia Shipmanagement S.A.	11,281	6,730

Total due from related parties	11,281	6,730

Due to related parties
Tsakos Energy Management Limited	613	417
Tsakos Shipping and Trading S.A.	741	759
Argosy Insurance Company Limited	5,577	4,285
AirMania Travel S.A.	751	431

Total due to related parties	7,682	5,892

At June 30, 2017, an amount of $555 ($552 at December 31, 2016) due to Tsakos Shipping and Trading S.A. and an amount of $89 ($24 at December 31, 2016) due to Argosy Insurance Limited, is included in accrued liabilities which relates to services rendered by these related parties not yet invoiced.

Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee. Per the Management Agreement of March 8, 2007, effective from January 1, 2008, there is a prorated adjustment if at the beginning of each year the Euro has appreciated by 10% or more against the U.S. Dollar since January 1, 2007. In addition, there is an increase each year by a percentage figure reflecting the 12 month Euribor, if both parties agree. In the first six months of 2017 and 2016, monthly fees for operating vessels are $27.5 and $20.4 for vessels chartered in and on a bare-boat basis, respectively, $36.35 ($35.8 in the first six months of 2016) for the LNG carriers and $35.0 for the DP2 shuttle tankers. From the above fees, the amount of $26.4 is payable to a third party manager for the LNG carriers and the amount of $14.2 per month is payable to a third party manager for the VLCCs Ulysses and Hercules I, the aframax tankers Sapporo Princess and Maria Princess and the suezmax tanker Eurochampion 2004.

In addition to the Management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the absolute discretion of the Holding Company’s Board of Directors. In the first six months of 2017, an award of $287 was accounted for as payable to the Management Company and is included in General and Administrative expenses in the accompanying Consolidated Statement of Comprehensive Income. In the first six months of 2016, an incentive award of $1,280 was granted and is included in General and Administrative expenses in the accompanying Consolidated Statement of Comprehensive Income. In addition, a special award of $575 was paid to the Management Company in relation to capital raising offerings during the first six months of 2017. This award is included as a deduction of additional paid in capital.

The Holding Company and the Management Company have certain officers and directors in common. The President, who is also the Chief Executive Officer and a Director of the Holding Company, is also the sole stockholder of the Management Company. The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director was elected to the Holding Company’s Board of Directors without having been recommended by the existing Board, the Management Company would have the right to terminate the Management Agreement on ten days’ notice, and the Holding Company would be obligated as at June 30, 2017 to pay the Management Company an amount of approximately $172,643 calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors. Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery, as at June 30, 2017, are:

Period/Year	Amount
July to December 2017	10,145
2018	20,376
2019	20,447
2020	20,447
2021	20,447
2022 to 2027	111,220

203,082

Management fees for vessels are included in the accompanying Consolidated Statements of Comprehensive Income. Also, under the terms of the Management Agreement, the Management Company provides supervisory services for the construction of new vessels for a monthly fee of $20.4. These fees in total amounted to $500, and $1,806 during the six months ended June 30, 2017 and 2016, respectively and are either accounted for as part of construction costs for delivered vessels or are included in Advances for vessels under construction.

(b)Tsakos Columbia Shipmanagement S.A. (“TCM”): The Management Company appointed TCM to provide technical management to the Company’s vessels from July 1, 2010. TCM is owned jointly and in equal part by related party interests and by a private German group. TCM, at the consent of the Holding Company, may subcontract all or part of the technical management of any vessel to an alternative unrelated technical manager.

Effective July 1, 2010, the Management Company, at its own expense, pays technical management fees to TCM and the Company bears and pays directly to TCM most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TCM personnel sent overseas to supervise repairs and perform inspections on Company vessels. The Company also pays to TCM, certain fees to cover expenses relating to internal control procedures and information technology services which are borne by TCM on behalf of the Company.

TCM has a 25% share in a manning agency, located in the Philippines, named TCM Tsakos Maritime Philippines, which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TCM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c)Tsakos Shipping and Trading S.A. (“Tsakos Shipping”): Tsakos Shipping provides chartering services for the Company’s vessels by communicating with third party brokers to solicit research and propose charters. For this service, the Company pays to Tsakos Shipping a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying Consolidated Statements of Comprehensive Income. Tsakos Shipping also provides sale and purchase of vessels brokerage service. For this service, Tsakos Shipping may charge brokerage commissions. In the first half of 2017 and 2016, there were no such charges. Tsakos Shipping may also charge a fee of $200 (or such other sum as may be agreed) on delivery of each new-building vessel in payment for the cost of design and supervision of the new-building by Tsakos Shipping. In the first half of 2017, $2,750 has been charged for thirteen vessels delivered between May 2016 and May 2017. In the first half of 2016, no such fee was charged.

Certain members of the Tsakos family are involved in the decision-making processes of Tsakos Shipping and of the Management Company and are also shareholders and directors of the Holding Company.

 (d)Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance and war risk and certain other insurance through Argosy, a captive insurance company affiliated with Tsakos Shipping.

(e)AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services.